Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events:

18.1 On January 9, 2013, the Company entered into a drilling contract with Exxonmobil Exploration and Production Ireland (Offshore) Limited, or ExxonMobil, for a one-well program for the Eirik Raude for drilling offshore Ireland. The contract has an estimated duration of up to six months The Eirik Raude is scheduled to commence this contract in the first quarter of 2013, following the completion of its current contract and the cancellation from European Hydrocarbons Limited, or European Hydrocarbons, discussed below. Under the contract, the Company has the option to extend the contract for three more wells.

18.2 On February 1, 2013, the Company entered into a firm four-well program plus options, with Lukoil Overseas Sierra-Leone B.V., or Lukoil, for the Eirik Raude for drilling offshore West Africa. The contract has estimated duration of approximately 12 months. The Eirik Raude is scheduled to commence this contract in the second half of 2013, following the completion of its contract with ExxonMobil discussed above.

18.3 On February 28, 2013, the Company signed definite documentation for a $1.35 billion syndicated secured term loan facility to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena, three of the Companys' seventh generation drillships scheduled for delivery in July 2013, October 2013 and November 2013, respectively. The facility will have a five-year term and a repayment profile of approximately 11 years and will bear interest at LIBOR plus a margin.

18.4 On March 3, 2013, the Company's customer European Hydrocarbons Limited, or European Hydrocarbons, unilaterally cancelled the Company's drilling contract in West Africa for the Eirik Raude. Under the terms of the contract, European Hydrocarbons will have to reimburse the Company with an early termination payment of approximately $14.5 million plus accrued work performed to date. The total effect on the future revenues (Note 17) will amount to $11,7 million less revenues from this contract during fiscal year 2013.